Segment information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting

The following table presents the information by segment for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group
Revenue	413,206	434,893	449,827
Costs and expenses (i)	(224,066)	(240,066)	(253,595)
Adjusted EBITA (ii)	189,140	194,827	196,232

Alibaba International Digital Commerce Group
Revenue	70,506	102,598	132,300
Costs and expenses (i)	(75,450)	(110,633)	(147,437)
Adjusted EBITA (ii)	(4,944)	(8,035)	(15,137)

Cloud Intelligence Group
Revenue	103,497	106,374	118,028
Costs and expenses (i)	(99,396)	(100,253)	(107,472)
Adjusted EBITA (ii)	4,101	6,121	10,556

Cainiao Smart Logistics Network Limited
Revenue	77,512	99,020	101,272
Costs and expenses (i)	(77,903)	(97,618)	(100,970)
Adjusted EBITA (ii)	(391)	1,402	302

Local Services Group
Revenue	50,249	59,802	67,076
Costs and expenses (i)	(63,397)	(69,614)	(70,765)
Adjusted EBITA (ii)	(13,148)	(9,812)	(3,689)

Hujing Digital Media and Entertainment Group
Revenue	18,444	21,145	22,267
Costs and expenses (i)	(21,233)	(22,684)	(22,821)
Adjusted EBITA (ii)	(2,789)	(1,539)	(554)

All others
Revenue	197,115	192,331	206,269
Costs and expenses (i)	(206,503)	(201,491)	(214,805)
Adjusted EBITA (ii)	(9,388)	(9,160)	(8,536)

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

The following table presents the reconciliation from the total segments Adjusted EBITA to the consolidated net income for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Total segments Adjusted EBITA	162,581	173,804	179,174
Unallocated (iii)	(12,143)	(6,190)	(4,337)
Inter-segment elimination	(2,527)	(2,586)	(1,772)
Non-cash share-based compensation expense	(30,831)	(18,546)	(13,970)
Amortization and impairment of intangible assets	(13,504)	(21,592)	(6,336)
Impairment of goodwill, and others	(3,225)	(11,540)	(11,854)
Consolidated income from operations	100,351	113,350	140,905
Interest and investment income, net	(11,071)	(9,964)	20,759
Interest expense	(5,918)	(7,947)	(9,596)
Other income, net	5,823	6,157	3,387
Income tax expenses	(15,549)	(22,529)	(35,445)
Share of results of equity method investees	(8,063)	(7,735)	5,966
Consolidated net income	65,573	71,332	125,976

Schedule of depreciation and impairment of property and equipment and land use rights by segment

The following table presents the depreciation and impairment of property and equipment, and operating lease cost relating to land use rights by segment for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group	345	464	102
Alibaba International Digital Commerce Group	712	961	1,137
Cloud Intelligence Group	16,589	14,335	15,911
Cainiao Smart Logistics Network Limited	909	1,254	1,465
Local Services Group	106	113	99
Hujing Digital Media and Entertainment Group	55	45	92
All others	7,104	7,278	6,215
Total segments depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	25,820	24,450	25,021

(i)
Segment costs and expenses primarily comprise components that are included in cost of revenue, product development expenses, sales and marketing expenses, as well as general and administrative expenses.
(ii)
Adjusted EBITA represents net income before interest and investment income, net, interest expense, other income, net, income tax expenses, share of results of equity method investees, certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets, impairment of goodwill, and others, which the Company does not believe are reflective of the Company's core operating performance during the periods presented.
(iii)
Unallocated primarily relates to certain costs incurred by corporate functions and other miscellaneous items that are not allocated to individual segments.